Business Combinations - Additional Information (Detail) - MUFG Union Bank [Member] - Forecast [Member] $ in Billions	6 Months Ended
Jun. 30, 2022 USD ($) Branches shares
Business Acquisition [Line Items]
Business combination, Consideration transferred	$ 8.0
Payments to acquire businesses, gross	5.5
Business combination, Recognized identifiable assets acquired and liabilities assumed, Assets	105.0
Business combination, Recognized identifiable assets acquired and liabilities assumed, Financial liabilities	58.0
Business combination, Recognized identifiable assets acquired and liabilities assumed, Deposits	$ 90.0
Number of branches acquired | Branches	300
Common Stock [Member]
Business Acquisition [Line Items]
Business acquisition, Equity interest issued or issuable, Number of shares | shares	44,000,000